RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of Liabilities Arising from Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at 1 January 2019	25,26	81,620	962
Cash-flows:
Interest paid		(3,996)	—

Repayment		—	(3,533)

Non-cash:
Interest charged		3,996	—
Adoption of IFRS 16 (Note 13)		—	21,185
Additions (related to Right of Use assets)		—	679
Exchange adjustment		—	(91)
Accretion interest		639	947
Fair value		(234)	—

Balance at 31 December 2019	25,26	82,025	20,149

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at 1 January 2018	25,26	95,185	886
Cash-flows:
Interest paid		(4,503)	—
Repurchase		(12,042)	—
Repayment.		—	(374)
Proceeds		—	481

Non-cash:
Interest charged		4,352	—
Reduction in accrued interest payable		150	—
Exchange adjustment		—	(31)
Accretion interest		689	—
Fair value		(2,211)	—

Balance at 31 December 2018	25,26	81,620	962